JPMorgan SmartRetirement® Blend 2025 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 42.3%
Fixed Income — 14.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	24,768	181,056
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	806	4,762
JPMorgan High Yield Fund Class R6 Shares (a)	15,628	97,050
Total Fixed Income		282,868
International Equity — 4.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,071	78,146
U.S. Equity — 23.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	7,303	450,118
Total Investment Companies (Cost $726,914)		811,132
Exchange-Traded Funds — 33.9%
Alternative Assets — 0.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	222	18,399
Fixed Income — 13.7%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	3,964	186,132
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	87	3,910
JPMorgan Inflation Managed Bond ETF (a)	1,522	72,269
Total Fixed Income		262,311
International Equity — 13.0%
JPMorgan BetaBuilders International Equity ETF (a)	4,613	248,468
U.S. Equity — 6.3%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	854	64,417
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	1,027	55,720
Total U.S. Equity		120,137
Total Exchange-Traded Funds (Cost $628,385)		649,315
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 6.2%
U.S. Treasury Bonds
1.13%, 5/15/2040	10,092	6,715
1.13%, 8/15/2040	10,449	6,906
1.88%, 2/15/2041	1,354	1,013
2.25%, 5/15/2041	259	206
1.75%, 8/15/2041	2,225	1,611
3.38%, 8/15/2042	5,050	4,741
3.88%, 2/15/2043	1,110	1,120
2.25%, 8/15/2046	645	487
1.25%, 5/15/2050	853	496
1.38%, 8/15/2050	15,555	9,341
1.63%, 11/15/2050	1,836	1,177
2.25%, 2/15/2052	1,090	813
3.00%, 8/15/2052	2,895	2,543

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.63%, 2/15/2053	1,110	1,102
U.S. Treasury Notes
0.88%, 1/31/2024 (b)	5,169	5,006
4.13%, 1/31/2025	975	975
3.88%, 3/31/2025	5,860	5,842
4.00%, 2/15/2026	650	653
4.63%, 3/15/2026	2,285	2,337
1.88%, 2/28/2027	2,994	2,794
2.75%, 7/31/2027	100	96
3.13%, 8/31/2027	3,820	3,736
4.13%, 9/30/2027	4,160	4,238
0.63%, 12/31/2027	2,720	2,366
2.75%, 2/15/2028	5,720	5,494
3.63%, 3/31/2028	9,505	9,521
1.25%, 4/30/2028	2,990	2,662
1.00%, 7/31/2028	1,570	1,372
2.88%, 4/30/2029	4,495	4,316
3.25%, 6/30/2029	575	564
3.13%, 8/31/2029	6,241	6,075
3.88%, 9/30/2029	1,780	1,809
3.50%, 1/31/2030	1,830	1,823
3.63%, 3/31/2030	3,190	3,205
2.88%, 5/15/2032	2,945	2,803
2.75%, 8/15/2032	3,956	3,723
3.50%, 2/15/2033	4,160	4,166
U.S. Treasury STRIPS Bonds
1.05%, 8/15/2026 (c)	2,735	2,411
1.17%, 5/15/2027 (c)	2,780	2,391
Total U.S. Treasury Obligations (Cost $128,688)		118,649
Corporate Bonds — 5.1%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.50%, 3/1/2025	276	263
2.75%, 2/1/2026	66	63
2.20%, 2/4/2026	85	79
2.70%, 2/1/2027	1,722	1,586
3.45%, 11/1/2028	200	184
Northrop Grumman Corp.
5.15%, 5/1/2040	242	245
3.85%, 4/15/2045	220	184
Raytheon Technologies Corp.
2.25%, 7/1/2030	422	362
5.15%, 2/27/2033	155	161
2.82%, 9/1/2051	385	267
		3,394

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	400	423
Hyundai Capital America
2.65%, 2/10/2025 (d)	700	667
1.30%, 1/8/2026 (d)	100	90
2.38%, 10/15/2027 (d)	835	738
		1,918
Banks — 1.2%
Banco Santander SA (Spain)
1.85%, 3/25/2026	400	359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	175
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	592	532
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	237	236
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (e)	1,407	1,330
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	305	295
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	675	568
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	226	225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	215	186
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	273	270
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (d)	365	320
Barclays plc (United Kingdom)
4.34%, 1/10/2028	300	286
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (e)	200	160
BNP Paribas SA (France) (SOFR + 1.22%), 2.16%, 9/15/2029 (d) (e)	364	303
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	1,017	914
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	290	217
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	502	469
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	940	796
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	290	205
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	500	480
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	657	587
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (d) (e)	200	200
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (d) (e)	335	293
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (d)	200	205
HSBC Holdings plc (United Kingdom)
(SOFR + 3.03%), 7.34%, 11/3/2026 (e)	243	252
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	1,885	1,615
(SOFR + 1.29%), 2.21%, 8/17/2029 (e)	205	172
Huntington National Bank (The) 5.65%, 1/10/2030	337	323
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (d)	435	418
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	220	193

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	330	292
3.74%, 3/7/2029	934	874
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	230	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (e)	520	522
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (e)	200	207
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (e)	200	192
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (e)	210	197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (e)	200	207
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (d)	200	201
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	264	260
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	500	446
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	435	441
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	230	200
(SOFR + 2.60%), 6.53%, 1/10/2029 (e)	360	366
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	850	797
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (d) (e)	320	279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (d) (e)	270	234
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	625	492
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (d) (e)	200	175
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	420	427
5.71%, 1/13/2030	420	434
Toronto-Dominion Bank (The) (Canada) 5.16%, 1/10/2028	190	192
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (e)	140	137
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	175
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (d) (e)	200	176
Wells Fargo & Co.
4.30%, 7/22/2027	1,701	1,648
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	156	116
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	320	284
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	70	47
3.13%, 11/18/2041	224	154
		22,958
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	275	240
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	300	285

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
3.20%, 11/21/2029	720	668
4.05%, 11/21/2039	500	447
4.25%, 11/21/2049	240	212
Amgen, Inc.
5.25%, 3/2/2033	255	262
5.60%, 3/2/2043	325	335
3.00%, 1/15/2052	520	356
Gilead Sciences, Inc. 2.60%, 10/1/2040	288	212
		2,777
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	530	470
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	262	209
Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	278	185
Credit Suisse AG (Switzerland)
7.95%, 1/9/2025	293	298
1.25%, 8/7/2026	370	312
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (d)	1,120	1,009
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (e)	905	780
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,486	1,442
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	1,295	1,160
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	528	482
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (d)	711	723
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	470	419
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	250	202
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	395	398
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	710	582
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	245	189
S&P Global, Inc.
2.70%, 3/1/2029	322	293
4.25%, 5/1/2029	303	298
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (d) (e)	200	191
		8,963
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	218	219
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (d)	185	148
LYB International Finance III LLC 1.25%, 10/1/2025	142	129

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	192	195
5.00%, 4/1/2049	121	111
		802
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	500	485
6.50%, 7/15/2025	275	277
2.45%, 10/29/2026	1,005	902
3.00%, 10/29/2028	150	131
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	110	103
5.50%, 1/15/2026 (d)	1,075	1,052
2.13%, 2/21/2026 (d)	150	133
4.25%, 4/15/2026 (d)	25	24
2.53%, 11/18/2027 (d)	1,132	958
Capital One Financial Corp.
3.80%, 1/31/2028	200	183
(SOFR + 1.27%), 2.62%, 11/2/2032 (e)	235	179
General Motors Financial Co., Inc. 3.80%, 4/7/2025	310	302
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (d)	31	31
		4,760
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc.
0.95%, 2/10/2026 (d)	155	139
1.80%, 2/10/2031 (d)	190	151
2.50%, 2/10/2041 (d)	125	85
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	300	224
3.63%, 5/13/2051 (d)	335	233
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	121	110
		942
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	259	231
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	110	94
Diversified REITs — 0.0% ^
Safehold Operating Partnership LP 2.85%, 1/15/2032	406	316
WP Carey, Inc. 2.40%, 2/1/2031	183	149
		465
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	664	524

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.55%, 9/15/2055	398	286
Verizon Communications, Inc. 2.65%, 11/20/2040	236	168
		978
Electric Utilities — 0.4%
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	123	90
Duke Energy Progress LLC 2.90%, 8/15/2051	170	116
Edison International 5.75%, 6/15/2027	265	271
Emera US Finance LP (Canada) 4.75%, 6/15/2046	253	205
Entergy Arkansas LLC 2.65%, 6/15/2051	88	57
Entergy Louisiana LLC
4.00%, 3/15/2033	202	189
2.90%, 3/15/2051	80	54
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	282	284
Evergy, Inc. 2.90%, 9/15/2029	512	459
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	560	519
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	235	198
Fortis, Inc. (Canada) 3.06%, 10/4/2026	334	313
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	156	137
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	236	232
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	118	91
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	328	218
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	115	104
2.45%, 12/2/2027 (d)	410	351
Pacific Gas and Electric Co.
3.45%, 7/1/2025	140	133
2.95%, 3/1/2026	831	773
3.75%, 8/15/2042 (g)	86	61
4.30%, 3/15/2045	90	68
PacifiCorp 4.15%, 2/15/2050	144	123
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	200	212
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	135	131
Series A-4, 5.21%, 12/1/2047	80	82
Series A-5, 5.10%, 6/1/2052	150	153
Public Service Co. of Oklahoma 5.25%, 1/15/2033	240	245
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	232	209
5.85%, 11/1/2027	289	304
Series C, 4.13%, 3/1/2048	152	126
Union Electric Co. 3.90%, 4/1/2052	198	166
Vistra Operations Co. LLC 4.88%, 5/13/2024 (d)	428	422
		7,096
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	244	198
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	366	354

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — continued
Walt Disney Co. (The)
2.65%, 1/13/2031	440	389
3.50%, 5/13/2040	424	360
		1,301
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (d)	120	110
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (d)	145	139
Global Payments, Inc.
3.20%, 8/15/2029	395	347
5.30%, 8/15/2029	71	70
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	251	187
		853
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	159	135
Kellogg Co. 5.25%, 3/1/2033	199	204
Kraft Heinz Foods Co.
4.63%, 10/1/2039	250	229
4.38%, 6/1/2046	137	120
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	508	405
		1,093
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	245	166
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	238	193
Southern California Gas Co. 6.35%, 11/15/2052	150	173
		532
Ground Transportation — 0.1%
CSX Corp. 3.80%, 11/1/2046	241	197
Kansas City Southern 4.70%, 5/1/2048	192	176
Norfolk Southern Corp. 3.05%, 5/15/2050	237	164
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	800	712
Union Pacific Corp. 3.55%, 8/15/2039	345	293
		1,542
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	78	73
DH Europe Finance II SARL 3.25%, 11/15/2039	123	103
		176
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	140	138
Banner Health 1.90%, 1/1/2031	323	264
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	195	138
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	240	158
CommonSpirit Health
1.55%, 10/1/2025	85	78
2.78%, 10/1/2030	195	166

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.91%, 10/1/2050	80	62
Elevance Health, Inc. 2.25%, 5/15/2030	488	419
HCA, Inc.
5.25%, 6/15/2026	1,104	1,105
5.50%, 6/15/2047	140	131
3.50%, 7/15/2051	125	86
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	165	120
MultiCare Health System 2.80%, 8/15/2050	149	92
MyMichigan Health Series 2020, 3.41%, 6/1/2050	50	36
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	175	124
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	230	149
UnitedHealth Group, Inc. 5.88%, 2/15/2053	110	124
Universal Health Services, Inc. 2.65%, 10/15/2030	20	16
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	375	253
		3,659
Health Care REITs — 0.0% ^
Healthcare Realty Holdings LP 2.00%, 3/15/2031	475	370
Healthpeak OP LLC 2.13%, 12/1/2028	334	290
Physicians Realty LP 2.63%, 11/1/2031	135	106
Sabra Health Care LP 3.20%, 12/1/2031	215	158
		924
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	251	187
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	275	165
Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
3.25%, 6/1/2025	1,014	978
5.80%, 3/1/2033	211	218
5.75%, 10/1/2041	210	206
Southern Power Co. 5.15%, 9/15/2041	260	244
		1,646
Insurance — 0.1%
Athene Global Funding
2.75%, 6/25/2024 (d)	349	337
2.50%, 1/14/2025 (d)	141	133
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	185	155
Brown & Brown, Inc. 2.38%, 3/15/2031	488	390
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	352	229
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	510	411
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	200	172
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	59
3.30%, 5/15/2050 (d)	495	357
		2,243

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	215	193
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	290	225
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	152	122
3.50%, 3/1/2042	115	78
3.70%, 4/1/2051	532	341
Comcast Corp.
3.25%, 11/1/2039	431	350
2.80%, 1/15/2051	585	395
Discovery Communications LLC 3.63%, 5/15/2030	210	186
		1,472
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (d)	320	312
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (d)	398	334
Steel Dynamics, Inc. 1.65%, 10/15/2027	316	271
		917
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	241	166
Consumers Energy Co. 3.25%, 8/15/2046	117	87
San Diego Gas & Electric Co. 2.95%, 8/15/2051	370	257
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	170	117
WEC Energy Group, Inc. 1.38%, 10/15/2027	266	231
		858
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	295	219
Oil, Gas & Consumable Fuels — 0.4%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (d)	200	180
Boardwalk Pipelines LP 4.45%, 7/15/2027	205	200
BP Capital Markets America, Inc.
3.63%, 4/6/2030	365	346
2.77%, 11/10/2050	238	161
Coterra Energy, Inc. 3.90%, 5/15/2027	155	148
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	180	187
Energy Transfer LP
3.90%, 5/15/2024 (g)	592	580
3.90%, 7/15/2026	404	389
4.40%, 3/15/2027	475	461
5.00%, 5/15/2044 (g)	565	482
Enterprise Products Operating LLC 4.45%, 2/15/2043	354	315
Exxon Mobil Corp. 3.00%, 8/16/2039	734	593
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	195	160
4.32%, 12/30/2039 (d)	135	103

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (d)	242	195
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	550	510
3.45%, 10/15/2027 (d)	334	303
HF Sinclair Corp. 5.88%, 4/1/2026	123	124
MPLX LP 4.50%, 4/15/2038	256	228
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	210	178
Phillips 66 Co. 3.55%, 10/1/2026 (d)	245	234
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	509	512
Targa Resources Corp. 4.20%, 2/1/2033	90	81
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	495	387
		7,057
Personal Care Products — 0.0% ^
Haleon US Capital LLC 4.00%, 3/24/2052	350	290
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	55	65
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	295	275
Merck & Co., Inc. 2.35%, 6/24/2040	348	256
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	400	286
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	263	250
Viatris, Inc.
3.85%, 6/22/2040	292	205
4.00%, 6/22/2050	203	133
Zoetis, Inc. 5.60%, 11/16/2032	289	308
		1,778
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	170	179
Residential REITs — 0.0% ^
UDR, Inc.
2.10%, 8/1/2032	482	371
1.90%, 3/15/2033	65	49
		420
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	180	155
2.50%, 8/16/2031	110	85
Realty Income Corp. 1.80%, 3/15/2033	275	204
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	630	603
		1,047
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	236	180
Broadcom, Inc.
1.95%, 2/15/2028 (d)	529	460
3.19%, 11/15/2036 (d)	228	173

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Intel Corp.
5.63%, 2/10/2043	80	82
5.70%, 2/10/2053	135	138
KLA Corp. 3.30%, 3/1/2050	442	338
Microchip Technology, Inc.
0.97%, 2/15/2024	70	67
0.98%, 9/1/2024	78	74
NXP BV (China) 3.25%, 5/11/2041	365	264
TSMC Global Ltd. (Taiwan)
1.38%, 9/28/2030 (d)	370	294
4.63%, 7/22/2032 (d)	200	202
Xilinx, Inc. 2.38%, 6/1/2030	639	558
		2,830
Software — 0.1%
Oracle Corp.
3.80%, 11/15/2037	799	663
5.55%, 2/6/2053	160	152
Roper Technologies, Inc. 1.75%, 2/15/2031	277	222
VMware, Inc.
1.40%, 8/15/2026	421	372
4.70%, 5/15/2030	415	403
		1,812
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	205	174
1.88%, 10/15/2030	1,190	944
CubeSmart LP 2.00%, 2/15/2031	570	447
Equinix, Inc. 2.90%, 11/18/2026	360	335
Life Storage LP 2.40%, 10/15/2031	305	246
		2,146
Specialty Retail — 0.1%
Home Depot, Inc. (The) 4.95%, 9/15/2052	156	156
Lowe's Cos., Inc.
1.70%, 10/15/2030	240	194
3.70%, 4/15/2046	509	389
Tractor Supply Co. 1.75%, 11/1/2030	501	399
		1,138
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	500	429
2.70%, 8/5/2051	295	208
Dell International LLC 6.20%, 7/15/2030	970	1,011
		1,648
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	375	295

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	482	413
4.39%, 8/15/2037	265	216
3.73%, 9/25/2040	398	285
		1,209
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	440	419
2.88%, 1/15/2026	250	233
1.88%, 8/15/2026	700	620
		1,272
Wireless Telecommunication Services — 0.0% ^
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	250	220
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (d)	160	131
T-Mobile USA, Inc. 2.55%, 2/15/2031	670	568
		919
Total Corporate Bonds (Cost $114,024)		98,247
Mortgage-Backed Securities — 4.5%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	985	866
Pool # WA1626, 3.45%, 8/1/2032	1,191	1,123
Pool # WN3225, 3.80%, 10/1/2034	750	715
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	554	526
Pool # QB1397, 2.50%, 7/1/2050	83	71
Pool # QB4026, 2.50%, 10/1/2050	2,041	1,788
Pool # QB4045, 2.50%, 10/1/2050	1,293	1,117
Pool # QB4484, 2.50%, 10/1/2050	701	614
Pool # QB4542, 2.50%, 10/1/2050	707	617
Pool # RA4224, 3.00%, 11/1/2050	280	253
Pool # QB8503, 2.50%, 2/1/2051	805	695
Pool # QC4789, 3.00%, 7/1/2051	653	590
Pool # QD4686, 4.00%, 1/1/2052	457	437
Pool # QE1637, 4.00%, 5/1/2052	316	305
Pool # QE1832, 4.50%, 5/1/2052	373	372
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	1,165	1,194
Pool # FM3118, 3.00%, 5/1/2050	488	444
Pool # BQ2894, 3.00%, 9/1/2050	1,073	976
Pool # BQ3996, 2.50%, 10/1/2050	773	671
Pool # BQ5243, 3.50%, 10/1/2050	389	365
Pool # CA7398, 3.50%, 10/1/2050	1,110	1,041
Pool # BR4318, 3.00%, 1/1/2051	249	224
Pool # CA8637, 4.00%, 1/1/2051	1,815	1,770

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB2637, 2.50%, 1/1/2052	948	819
Pool # BU3079, 3.00%, 1/1/2052	476	427
Pool # BV0273, 3.00%, 1/1/2052	1,350	1,218
Pool # CB2670, 3.00%, 1/1/2052	875	786
Pool # BV4831, 3.00%, 2/1/2052	450	404
Pool # BV0295, 3.50%, 2/1/2052	1,207	1,139
Pool # BV3950, 4.00%, 2/1/2052	558	536
Pool # BV6743, 4.50%, 5/1/2052	453	449
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	633	649
Pool # AM3010, 5.07%, 3/1/2028	555	576
Pool # BL8639, 1.09%, 4/1/2028	773	667
Pool # BS6144, 3.97%, 1/1/2029	1,535	1,517
Pool # AM5319, 4.34%, 1/1/2029	498	504
Pool # BS8149, 4.97%, 9/1/2029 (h)	900	933
Pool # BL4956, 2.41%, 11/1/2029	1,273	1,144
Pool # BS0448, 1.27%, 12/1/2029	1,070	897
Pool # BL9748, 1.60%, 12/1/2029	446	381
Pool # AN7593, 2.99%, 12/1/2029	328	305
Pool # BS7361, 4.76%, 1/1/2030	1,880	1,948
Pool # AN8285, 3.11%, 3/1/2030	334	314
Pool # BS0154, 1.28%, 4/1/2030	265	219
Pool # AM8544, 3.08%, 4/1/2030	141	133
Pool # AN8990, 3.53%, 4/1/2030	475	453
Pool # BS7168, 4.57%, 6/1/2030	684	699
Pool # BL9251, 1.45%, 10/1/2030	844	703
Pool # AM4789, 4.18%, 11/1/2030	253	248
Pool # BL9891, 1.37%, 12/1/2030	598	494
Pool # BS0025, 1.38%, 12/1/2030	1,142	952
Pool # BL9494, 1.46%, 12/1/2030	265	217
Pool # BS7167, 4.64%, 7/1/2031	1,655	1,693
Pool # BS7437, 5.04%, 8/1/2031	870	915
Pool # BS5580, 3.68%, 1/1/2032	1,080	1,036
Pool # BS4654, 2.39%, 3/1/2032	883	770
Pool # BL5680, 2.44%, 3/1/2032	1,295	1,123
Pool # AN6149, 3.14%, 7/1/2032	1,605	1,487
Pool # BS5530, 3.30%, 7/1/2032	1,676	1,555
Pool # BS6345, 3.91%, 8/1/2032	510	496
Pool # BM3226, 3.44%, 10/1/2032 (i)	1,386	1,312
Pool # BS6822, 3.81%, 10/1/2032	980	948
Pool # BS6954, 4.93%, 10/1/2032	782	821
Pool # BS6819, 4.12%, 11/1/2032	1,110	1,101
Pool # BS7090, 4.45%, 12/1/2032	1,039	1,053
Pool # AN7923, 3.33%, 1/1/2033	640	592
Pool # BS7398, 4.74%, 2/1/2033	845	877
Pool # BS5357, 3.41%, 3/1/2033	799	744
Pool # AN9067, 3.51%, 5/1/2033	345	324
Pool # BS8416, 4.56%, 5/1/2033 (h)	576	585

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5511, 3.45%, 8/1/2033	1,075	1,004
Pool # BS5127, 3.15%, 9/1/2033	615	558
Pool # BL1012, 4.03%, 12/1/2033	335	327
Pool # BL0900, 4.08%, 2/1/2034	190	187
Pool # BL7124, 1.93%, 6/1/2035	713	576
Pool # AN4430, 3.61%, 1/1/2037	681	654
Pool # BL6060, 2.46%, 4/1/2040	595	442
Pool # BF0230, 5.50%, 1/1/2058	1,524	1,586
Pool # BF0497, 3.00%, 7/1/2060	724	647
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	1,071	1,003
Pool # BR3929, 3.50%, 10/20/2050	527	494
Pool # BW1726, 3.50%, 10/20/2050	635	595
Pool # BS8546, 2.50%, 12/20/2050	1,669	1,439
Pool # BR3928, 3.00%, 12/20/2050	821	760
Pool # BU7538, 3.00%, 12/20/2050	553	512
Pool # 785294, 3.50%, 1/20/2051	1,639	1,504
Pool # CA8452, 3.00%, 2/20/2051	2,335	2,158
Pool # CA9005, 3.00%, 2/20/2051	503	475
Pool # CB1543, 3.00%, 2/20/2051	1,602	1,459
Pool # CA3588, 3.50%, 2/20/2051	1,585	1,485
Pool # CB1536, 3.50%, 2/20/2051	1,713	1,616
Pool # CB1542, 3.00%, 3/20/2051	1,024	934
Pool # CC0070, 3.00%, 3/20/2051	251	234
Pool # CC8726, 3.00%, 3/20/2051	377	345
Pool # CC8738, 3.00%, 3/20/2051	428	392
Pool # CC8723, 3.50%, 3/20/2051	2,103	1,971
Pool # CC0088, 4.00%, 3/20/2051	86	84
Pool # CC0092, 4.00%, 3/20/2051	205	200
Pool # CC8727, 3.00%, 4/20/2051	552	503
Pool # CC8739, 3.00%, 4/20/2051	1,519	1,389
Pool # CC8740, 3.00%, 4/20/2051	1,299	1,188
Pool # CC8751, 3.00%, 4/20/2051	278	254
Pool # CA3563, 3.50%, 7/20/2051	1,076	1,021
Pool # CE2586, 3.50%, 7/20/2051	1,487	1,394
Pool # CK1527, 3.50%, 12/20/2051	1,096	1,034
Pool # CJ8184, 3.50%, 1/20/2052	1,193	1,119
Pool # CK2716, 3.50%, 2/20/2052	877	813
Pool # MA8200, 4.00%, 8/20/2052	334	321
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (i)	785	706
Total Mortgage-Backed Securities (Cost $97,020)		87,320
Asset-Backed Securities — 3.1%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (d)	88	87
Series 2021-A, Class B, 1.79%, 4/15/2027 (d)	925	901
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	356	317

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 5.59%, 12/18/2037 (d) (i)	248	243
Series 2021-FL4, Class AS, 5.86%, 12/18/2037 (d) (i)	575	563
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	870	767
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	672	603
Series 2016-3, Class AA, 3.00%, 10/15/2028	472	418
Series 2021-1, Class B, 3.95%, 7/11/2030	893	784
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	430	407
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	220	200
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	810	734
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	404	361
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	340	290
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	325	278
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	73	71
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (d)	550	521
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	618	578
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	905	833
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	618	595
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	333	302
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	445	391
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (d)	210	200
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (d)	730	713
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (d)	845	824
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (d)	99	97
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (d)	2	2
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	525	466
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	680	596
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	134	124
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	328	301
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (d)	375	364
Series 2021-2A, Class C, 1.10%, 2/16/2027 (d)	225	216
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	385	376
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	760	756
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	370	333
Series 2021-A, Class C, 2.09%, 8/27/2035 (d)	156	138
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	810	788
Series 2022-5A, Class C, 6.51%, 12/15/2027	515	523
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (d)	628	598
Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	418	402
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (d)	395	384

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	1,215	1,039
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (d)	410	378
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (d)	505	496
Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	665	637
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (i)	745	639
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	1,133	1,001
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	670	563
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	369	369
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	521	499
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (d)	238	237
Series 2021-B, Class A, 1.11%, 2/15/2029 (d)	96	96
Series 2021-B, Class B, 1.68%, 2/15/2029 (d)	595	576
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (d)	675	668
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	183	178
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (d)	401	397
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	1,145	1,018
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 (d)	228	226
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (d)	995	966
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	986	873
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (d)	139	127
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	710	688
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	525	490
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	470	427
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	1,222	1,106
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	302	292
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	295	252
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	2,235	2,018
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (d)	101	97
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (d)	202	200
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	818	776
Series 2021-3, Class A, 1.15%, 5/15/2029 (d)	493	484
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (i)	1,151	1,080
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (g)	1,252	1,188
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	934	873
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	568	516
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	420	381
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	855	793
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (d)	315	298

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	2,393	2,095
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	995	929
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	675	645
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	1,697	1,571
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	535	499
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (d)	775	774
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	218	202
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	249	227
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (d)	206	203
Tricolor Auto Securitization Trust Series 2021-1A, Class C, 1.33%, 9/16/2024 (d)	248	246
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	175	162
Series 2019-2, Class B, 3.50%, 5/1/2028	438	396
Series 2016-1, Class A, 3.45%, 7/7/2028	497	431
Series 2016-2, Class A, 3.10%, 10/7/2028	699	604
Series 2018-1, Class A, 3.70%, 3/1/2030	533	461
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	122	116
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (d)	401	398
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (d) (g)	244	233
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (g)	384	362
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (d)	112	111
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (g)	482	441
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (g)	1,849	1,699
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (g)	1,591	1,489
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (g)	858	782
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (g)	637	590
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (g)	1,164	1,093
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (d) (g)	1,385	1,273
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	384	363
Westlake Automobile Receivables Trust Series 2020-3A, Class C, 1.24%, 11/17/2025 (d)	300	295
Total Asset-Backed Securities (Cost $64,694)		60,077
Collateralized Mortgage Obligations — 1.0%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	835	782
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	516	508
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	1,089	934
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 ‡ (d) (i)	135	132
Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (d) (i)	633	614
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (d) (i)	956	912
FHLMC, REMIC Series 5225, Class QL, 4.00%, 5/25/2052	825	719
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	424	450
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	199	203
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	344	332

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-52, Class BW, 3.00%, 9/25/2044	790	686
Series 2022-46, Class GZ, 4.50%, 7/25/2052	703	648
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	826	852
GNMA
Series 2009-35, Class BZ, 6.00%, 5/16/2039	515	547
Series 2022-93, Class JZ, 4.50%, 5/20/2052	456	375
Series 2015-H11, Class FC, 5.12%, 5/20/2065 (i)	523	518
Series 2021-H14, Class YD, 8.02%, 6/20/2071 (i)	1,014	1,055
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (g)	441	408
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (d) (i)	465	454
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (d) (i)	636	600
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	314	289
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,020	968
Series 2019-1, Class MT, 3.50%, 7/25/2058	347	324
Series 2019-2, Class M55D, 4.00%, 8/25/2058	987	945
Series 2019-3, Class M55D, 4.00%, 10/25/2058	865	828
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	1,264	1,145
Series 2020-3, Class TTW, 3.00%, 5/25/2060	1,235	1,154
Series 2022-1, Class MTU, 3.25%, 11/25/2061	339	305
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (i)	1,993	1,614
Total Collateralized Mortgage Obligations (Cost $20,945)		19,301
Commercial Mortgage-Backed Securities — 0.5%
BPR Trust Series 2021-KEN, Class A, 6.19%, 2/15/2029 (d) (i)	415	405
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	670	613
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M1, 6.36%, 7/25/2041 (d) (i)	900	819
Series 2021-MN1, Class M1, 6.48%, 1/25/2051 (d) (i)	174	164
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.60%, 7/25/2024 (i)	65,676	351
Series K-1511, Class A1, 3.28%, 10/25/2030	773	741
Series K-1510, Class A2, 3.72%, 1/25/2031	295	285
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	815	782
FNMA ACES
Series 2018-M3, Class A2, 3.07%, 2/25/2030 (i)	344	320
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (i)	555	445
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (i)	1,620	1,365
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	132	125
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (i)	1,482	131
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (i)	595	542
Series 2015-K48, Class C, 3.65%, 8/25/2048 (d) (i)	50	48
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (i)	450	433
Series 2017-K728, Class C, 3.65%, 11/25/2050 (d) (i)	230	222
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 5.74%, 12/15/2037 (d) (i)	443	425

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	885	705
Total Commercial Mortgage-Backed Securities (Cost $9,632)		8,921
Foreign Government Securities — 0.1%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (d)	200	164
Republic of Panama 3.16%, 1/23/2030	300	263
Republic of Peru 2.78%, 12/1/2060	162	96
United Mexican States 3.50%, 2/12/2034	727	618
Total Foreign Government Securities (Cost $1,405)		1,141
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Rev., 5.17%, 4/1/2041 (Cost $195)	195	206
	SHARES (000)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (k) (Cost $36,307)	36,307	36,307
Total Investments — 98.6% (Cost $1,828,209)		1,890,616
Other Assets Less Liabilities — 1.4%		25,967
NET ASSETS — 100.0%		1,916,583

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2023.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2023 is $252 or 0.01% of the Fund’s net assets as of March 31, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(105)	06/16/2023	EUR	(4,861)	(139)
MSCI EAFE E-Mini Index	(136)	06/16/2023	USD	(14,254)	(440)
MSCI Emerging Markets E-Mini Index	(570)	06/16/2023	USD	(28,375)	(802)
S&P 500 E-Mini Index	(23)	06/16/2023	USD	(4,756)	(198)
					(1,579)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$57,550	$2,527	$60,077
Collateralized Mortgage Obligations	—	18,047	1,254	19,301
Commercial Mortgage-Backed Securities	—	8,921	—	8,921
Corporate Bonds	—	98,247	—	98,247
Exchange-Traded Funds	649,315	—	—	649,315
Foreign Government Securities	—	1,141	—	1,141
Investment Companies	811,132	—	—	811,132
Mortgage-Backed Securities	—	87,320	—	87,320
Municipal Bonds	—	206	—	206
U.S. Treasury Obligations	—	118,649	—	118,649
Short-Term Investments
Investment Companies	36,307	—	—	36,307
Total Investments in Securities	$1,496,754	$390,081	$3,781	$1,890,616
Depreciation in Other Financial Instruments
Futures Contracts	$(1,579)	$—	$—	$(1,579)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023
Investments in Securities:
Asset-Backed Securities	$26,420	$—(a)	$145	$—(a)	$—	$(1,698)	$2,316	$(24,656)	$2,527
Collateralized Mortgage Obligations	6,606	—	(5)	— (a)	—	(887)	1,147	(5,607)	1,254
Commercial Mortgage-Backed Securities	423	—	—	—	—	—	—	(423)	—
Total	$33,449	$—(a)	$140	$—(a)	$—	$(2,585)	$3,463	$(30,686)	$3,781

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $130.
For the period ended March 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to

JPMorgan SmartRetirement® Blend 2025 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$215,958	$40,237	$37,560	$(623)	$30,456	$248,468	4,613	$2,079	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	35,881	2,755	19,700	1,302	(1,839)	18,399	222	597	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	121,240	99,620	32,808	(5,152)	3,232	186,132	3,964	2,470	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	53,002	16,676	9,573	(375)	4,687	64,417	854	633	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	44,866	13,284	5,742	(846)	4,158	55,720	1,027	514	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	7,993	—	4,324	(625)	866	3,910	87	306	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	161,324	27,372	4,632	(533)	(2,475)	181,056	24,768	4,349	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	38,799	4,428	36,723	(9,300)	7,558	4,762	806	586	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	106,028	18,611	46,755	(6,026)	6,288	78,146	5,071	2,368	—
JPMorgan Equity Index Fund Class R6 Shares (a)	405,439	77,939	68,120	(7,164)	42,024	450,118	7,303	5,043	81
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	19,355	193	19,777	(1,455)	1,684	—	—	193	—
JPMorgan High Yield Fund Class R6 Shares (a)	83,677	19,579	6,751	(826)	1,371	97,050	15,628	4,207	—
JPMorgan Inflation Managed Bond ETF (a)	71,818	19,016	17,514	(1,313)	262	72,269	1,522	1,680	200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	86,271	307,517	357,481	—	—	36,307	36,307	2,025	—
Total	$1,451,651	$647,227	$667,460	$(32,936)	$98,272	$1,496,754		$27,050	$281

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.